Warrant liabilities (Details) - Schedule of warrants outstanding and exercisable - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Warrant liabilities (Details) - Schedule of warrants outstanding and exercisable [Line Items]
Warrants outstanding and exercisable	9,098,514	9,098,514	36,858
Weighted average exercise price	$ 7.04	$ 7.64	$ 5.25
March 16, 2024 [Member]
Warrant liabilities (Details) - Schedule of warrants outstanding and exercisable [Line Items]
Expiry date	Mar. 16, 2024	Mar. 16, 2024
Warrants outstanding and exercisable	1,872,659	3,121,099
Weighted average exercise price	$ 9.42	$ 9.42
June 18, 2024 [Member]
Warrant liabilities (Details) - Schedule of warrants outstanding and exercisable [Line Items]
Expiry date	Jun. 18, 2024	Jun. 18, 2024
Warrants outstanding and exercisable	2,083,334	2,083,334
Weighted average exercise price	$ 5.97	$ 5.97
April 9, 2025 [Member]
Warrant liabilities (Details) - Schedule of warrants outstanding and exercisable [Line Items]
Expiry date	Apr. 09, 2025	Apr. 09, 2025
Warrants outstanding and exercisable	2,112,773	3,894,081
Weighted average exercise price	$ 7.11	$ 7.11
September 9, 2025 [Member]
Warrant liabilities (Details) - Schedule of warrants outstanding and exercisable [Line Items]
Expiry date	Sep. 09, 2025
Warrants outstanding and exercisable	3,029,748
Weighted average exercise price	$ 6.25
August 14, 2021 [Member]
Warrant liabilities (Details) - Schedule of warrants outstanding and exercisable [Line Items]
Expiry date			Aug. 14, 2021
Warrants outstanding and exercisable			36,858
Weighted average exercise price			$ 5.25